Accounting policies, presentation and estimates (Details)	6 Months Ended
Jun. 30, 2018 item
Disclosure of credit risk exposure [line items]
Percentage of Minimum Increase in Doubling of Probability of Default Which Would Trigger Transfer	1
Number of Possible Future Economic Scenarios	2,000
Number of Scenarios Selected	4
Central Scenario
Disclosure of credit risk exposure [line items]
Weightage	30
Base Case Scenario
Disclosure of credit risk exposure [line items]
Interest rate	1.43
Unemployment rate	4.8
House price growth	2.7
CRE price growth	0.5
Upside Scenario
Disclosure of credit risk exposure [line items]
Weightage	30
Interest rate	2.29
Unemployment rate	4.0
House price growth	6.5
CRE price growth	9.0
Downside Scenario
Disclosure of credit risk exposure [line items]
Weightage	30
Interest rate	0.90
Unemployment rate	5.7
House price growth	(2.9)
CRE price growth	(5.3)
Severe Downside Scenario
Disclosure of credit risk exposure [line items]
Weightage	10
Interest rate	0.65
Unemployment rate	7.1
House price growth	(5.6)
CRE price growth	(8.1)